Preference shares - Continuity of the preferred share liability (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Preference Shares [Abstract]
Opening preference share liability	$ 611,386	$ 517,773
Dividends accrued	30,495	30,495
Accretion	47,409	110,855
Settlement of dividends through issuance of common shares	0	(47,737)
Exercisable, December 31, 2021 and 2020	$ 689,290	$ 611,386